Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 14,575,719	$ 2,287,248	¥ 15,024,188	¥ 17,015,089
Cost and expenses:
Cost of revenues (including share-based compensation of RMB 23,972, RMB18,449 and RMB17,941 in 2019, 2020 and 2021, respectively)	(8,383,431)	(1,315,543)	(7,976,781)	(8,492,096)
Research and development (including share-based compensation of RMB175,053, RMB175,870 and RMB139,571 in 2019, 2020 and 2021, respectively)	(1,131,781)	(177,601)	(1,167,677)	(1,095,031)
Sales and marketing (including share-based compensation of RMB196,311, RMB158,902 and RMB70,821 in 2019, 2020 and 2021, respectively)	(2,604,309)	(408,673)	(2,813,922)	(2,690,824)
General and administrative (including share-based compensation of RMB1,012,896, RMB325,465 and RMB247,438 in 2019, 2020 and 2021, respectively)	(624,700)	(98,029)	(763,150)	(1,527,282)
Impairment loss on goodwill and intangible assets	(4,397,012)	(689,987)
Total cost and expenses	(17,141,233)	(2,689,833)	(12,721,530)	(13,805,233)
Other operating income	175,947	27,610	228,777	344,843
Income (loss) from operations	(2,389,567)	(374,975)	2,531,435	3,554,699
Interest income	384,279	60,302	444,471	407,542
Interest expense	(73,776)	(11,577)	(78,872)	(78,611)
Other gain or loss, net	(16,000)	(2,511)	1,500	(15,711)
Income (loss) before income tax and share of loss on equity method investments	(2,095,064)	(328,761)	2,898,534	3,867,919
Income tax expense	(822,556)	(129,077)	(755,620)	(883,801)
Income (loss) before share of loss on equity method investments	(2,917,620)	(457,838)	2,142,914	2,984,118
Share of income (loss) on equity method investments	(8,084)	(1,269)	(42,522)	(23,350)
Net income (loss)	(2,925,704)	(459,107)	2,100,392	2,960,768
Less: net loss attributable to non-controlling interest	(11,996)	(1,882)	(3,092)	(10,122)
Net income (loss) attributable to the shareholders of Hello Group Inc.	¥ (2,913,708)	$ (457,225)	¥ 2,103,484	¥ 2,970,890
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	¥ (7.20)	$ (1.13)	¥ 5.05	¥ 7.15
Diluted | (per share)	¥ (7.20)	$ (1.13)	¥ 4.83	¥ 6.76
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	404,701,910	404,701,910	416,914,898	415,316,627
Diluted	404,701,910	404,701,910	452,081,642	451,206,091